DoubleLine Shiller Enhanced CAPE®

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.7%
13,000,000	Affirm Asset Securitization Trust, Series 2023-X1-A	7.11	% (a)	11/15/2028	13,040,768
6,000,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	5,384,693
4,000,000	Amur Equipment Finance Receivables LLC, Series 2021-1A-D	2.30	% (a)	11/22/2027	3,842,357
662,217	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-A	1.19	% (a)	01/15/2027	652,078
2,726,529	Business Jet Securities LLC, Series 2021-1A-A	2.16	% (a)	04/15/2036	2,543,080
5,247,188	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	4,732,792
2,873,791	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	% (a)	04/15/2039	2,535,805
743,791	College Avenue Student Loans LLC, Series 2017-A-B	4.50	% (a)	11/26/2046	721,915
1,156,439	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	1,151,002
1,588,265	Diamond Resorts Owner Trust, Series 2021-1A-C	2.70	% (a)	11/21/2033	1,468,914
871,547	DRB Prime Student Loan Trust, Series 2017-A-B	3.10	% (a)(b)	05/27/2042	862,227
5,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	4,838,032
10,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (a)	02/15/2028	9,336,591
9,750,000	Exeter Automobile Receivables Trust, Series 2023-5A-A2	6.20%		04/15/2026	9,762,527
2,490,000	ExteNet LLC, Series 2019-1A-A2	3.20	% (a)	07/25/2049	2,433,595
498,635	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	494,497
10,000,000	Genesis Sales Finance Master Trust, Series 2021-AA-C	1.65	% (a)	12/21/2026	9,193,317
3,186,046	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	2,935,051
11,500,000	GLS Auto Receivables Issuer Trust, Series 2023-4A-A2	6.40	% (a)	12/15/2026	11,541,288
750,142	HERO Funding Trust, Series 2016-1A-A	4.05	% (a)	09/20/2041	704,852
16,231,457	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (a)	11/15/2039	12,906,930
4,390,838	Jack in the Box Funding LLC, Series 2019-1A-A2II	4.48	% (a)	08/25/2049	4,188,274
11,382,375	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	10,857,861
515,396	Laurel Road Prime Student Loan Trust, Series 2017-B-CFX	3.61	% (a)	08/25/2042	480,124
4,285,647	Lendbuzz Securitization Trust, Series 2022-1A-A	4.22	% (a)	05/17/2027	4,195,364
6,720,207	Loanpal Solar Loan Ltd., Series 2020-3GS-A	2.47	% (a)	12/20/2047	5,225,203
4,223,361	Loanpal Solar Loan Ltd., Series 2021-1GS-A	2.29	% (a)	01/20/2048	3,296,694
7,680,000	ME Funding LLC, Series 2019-1-A2	6.45	% (a)	07/30/2049	7,621,187
640,825	Mosaic Solar Loan Trust, Series 2017-1A-A	4.45	% (a)	06/20/2042	604,087
5,083,973	Mosaic Solar Loan Trust, Series 2020-2A-B	2.21	% (a)	08/20/2046	4,135,855
4,068,611	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	3,879,983
3,381,645	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (a)	01/25/2029	3,292,774
7,499,116	Pagaya AI Debt Selection Trust, Series 2021-5-B	2.63	% (a)	08/15/2029	7,328,575
8,498,998	Pagaya AI Debt Selection Trust, Series 2021-5-C	3.93	% (a)	08/15/2029	7,555,923
16,647,798	Pagaya AI Debt Selection Trust, Series 2022-1-B	3.34	% (a)	10/15/2029	16,011,030
6,847,275	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	6,579,812
5,058,686	Santander Drive Auto Receivables Trust, Series 2020-4-D	1.48%		01/15/2027	4,948,132
14,971,134	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	13,149,072
1,410,114	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	1,310,565
8,624,524	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	8,318,768
6,751,026	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(b)	05/25/2030	6,675,070

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,580,804	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	14,009,864
2,282,893	START Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	2,079,045
5,895,000	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	% (a)	08/25/2051	5,299,186
3,030,250	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	2,754,099
4,132,264	Theorem Funding Trust, Series 2021-1A-B	1.84	% (a)	12/15/2027	4,100,966
9,324,747	Thunderbolt Aircraft Lease Ltd., Series 2018-A-A	4.15	% (a)(c)	09/15/2038	8,126,321
2,962,094	TIF Funding LLC, Series 2021-1A-A	1.65	% (a)	02/20/2046	2,548,317
1,843,078	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	15.46	% (a)(b)	07/15/2027	1,706,391
1,126,404	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	1,105,801
2,029,468	Upstart Pass-Through Trust, Series 2020-ST6-A	3.00	% (a)	01/20/2027	1,992,871
956,411	Upstart Pass-Through Trust, Series 2021-ST3-A	2.00	% (a)	05/20/2027	923,776
2,119,652	Upstart Securitization Trust, Series 2021-2-B	1.75	% (a)	06/20/2031	2,107,702
1,954,452	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	1,927,722
9,600,000	Westlake Automobile Receivables Trust, Series 2023-4A-A2	6.23	% (a)	01/15/2027	9,654,898
5,965,518	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	5,343,923

Total Asset Backed Obligations (Cost $304,924,488)					284,417,546

Bank Loans - 4.7%
6,303,689	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.60%		09/12/2030	6,313,807
6,921,113	Ali Group North America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.47%		07/30/2029	6,941,011
3,019,089	Api Group DE, Inc, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.96%		01/03/2029	3,025,293
694,713	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		01/15/2027	694,928
383,075	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.96%		06/24/2030	384,450
7,854,256	Asplundh Tree Expert LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		09/07/2027	7,872,832
3,644,027	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.70%		11/08/2027	3,656,690
4,375,149	Axalta Coating Systems US Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.85%		12/20/2029	4,395,646
7,152,561	Berry Global, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.22%		07/01/2029	7,169,691
153,200	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.47%		08/12/2026	153,655
2,880,767	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.47%		04/06/2026	2,890,000
4,458,840	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.97%		12/16/2027	4,472,952
4,392,088	Catalent Pharma Solutions, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	7.47%		02/22/2028	4,319,069
6,302,094	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 1.75%)	7.13%		02/01/2027	6,310,003

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
428,313	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	8.85%		12/11/2026	428,998
1,156,142	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%, 1.00% Floor)	10.50	% (d)	05/01/2024	735,613
3,126,051	Element Solutions, Inc.	7.36	% (e)	12/09/2030	3,137,774
4,649,738	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.72%		12/22/2027	4,655,551
7,268,748	Fleetcor Technologies Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		04/28/2028	7,282,959
8,350,000	Flutter Entertainment PLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.70%		11/25/2030	8,381,313
3,742,349	Focus Financial Partners LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	7.86%		06/30/2028	3,749,141
383,133	Generac Power Systems, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.20%		12/11/2026	383,851
7,845,032	Go Daddy Operating Company LLC (1 Month Secured Overnight Financing Rate + 2.50%)	7.86%		11/09/2029	7,880,766
4,752,623	Grifols Worldwide Operations USA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.54%		11/15/2027	4,758,564
2,035,000	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.46%		11/06/2030	2,044,636
6,602,827	ICON Luxembourg SARL (3 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.86%		07/03/2028	6,634,817
6,265,000	IQVIA, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.35%		01/02/2031	6,298,017
6,901,961	Iron Mountain, Inc. (1 Month Secured Overnight Financing Rate + 1.75%)	7.22%		01/02/2026	6,905,412
4,598,751	KFC Holding Company, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.20%		03/15/2028	4,609,765
4,879,350	Lamar Media Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.50%)	6.96%		01/29/2027	4,871,226
422,136	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.70%		03/24/2025	421,948
262,117	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	8.40%		10/19/2027	256,657
2,048,872	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		08/29/2025	2,053,994
2,128,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.77%		06/21/2027	2,204,002
209,879	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%)	7.97%		10/19/2026	210,940
6,904,989	NortonLifeLock, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%, 0.50% Floor)	7.45%		09/12/2029	6,923,322
109,890	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00% + 4.00% PIK, 1.00% Floor)	7.46%		06/30/2028	102,472
6,302,106	Pilot Travel Centers LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.46%		08/04/2028	6,329,016
442,488	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.61%		12/29/2027	443,041

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,645,098	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.86%		07/03/2028	1,653,069
6,325,164	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.21%		02/04/2027	6,344,931
10,365,000	Setanta Aircraft Leasing DAC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.00%)	7.61%		11/06/2028	10,409,621
516,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.17%		10/20/2027	529,168
1,377,948	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 2.50%)	8.14%		01/23/2025	1,381,565
7,173,191	Standard Industries, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.72%		09/22/2028	7,196,899
2,612,709	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 1.75%)	7.17%		11/13/2026	2,619,110
1,953,438	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.47%		09/14/2026	1,959,630
6,310,947	Vistra Operations Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.00%)	7.35%		12/20/2030	6,319,120
2,165,800	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	7.70%		12/15/2028	2,163,093
6,316,312	WMG Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.13%)	7.59%		01/20/2028	6,329,734
1,216,058	Wyndham Hotels & Resorts, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%)	7.70%		05/24/2030	1,220,697
235,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan	7.98	% (e)	04/28/2028	234,749

Total Bank Loans (Cost $197,687,640)					198,665,208

Collateralized Loan Obligations - 15.3%
27,000,000	37 Capital, Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.86	% (a)	10/15/2034	26,888,690
1,698,047	Anchorage Capital Ltd., Series 2014-3RA-A (Secured Overnight Financing Rate 3 Month + 1.31%)	6.70	% (a)	01/28/2031	1,697,114
23,000,000	Anchorage Capital Ltd., Series 2021-19A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.87	% (a)	10/15/2034	22,980,241
2,000,000	Atlas Senior Loan Fund Ltd., Series 2018-11A-B (Secured Overnight Financing Rate 3 Month + 1.91%)	7.29	% (a)	07/26/2031	1,989,091
5,000,000	Bain Capital Credit Ltd., Series 2019-1A-AR (Secured Overnight Financing Rate 3 Month + 1.39%)	6.79	% (a)	04/19/2034	5,005,978
29,500,000	Battalion Ltd., Series 2017-11A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	04/24/2034	29,313,489
10,000,000	Battalion Ltd., Series 2021-20A-A (Secured Overnight Financing Rate 3 Month + 1.44%, 1.18% Floor)	6.84	% (a)	07/15/2034	9,953,643
14,000,000	Benefit Street Partners Ltd., Series 2021-24A-A (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.85	% (a)	10/20/2034	14,018,743
10,500,000	Bridge Street Ltd., Series 2021-1A-A1A (Secured Overnight Financing Rate 3 Month + 1.49%, 1.23% Floor)	6.91	% (a)	07/20/2034	10,500,548
9,850,000	Cathedral Lake Ltd., Series 2021-7RA-A (Secured Overnight Financing Rate 3 Month + 1.57%, 1.31% Floor)	6.97	% (a)	01/15/2032	9,866,604
20,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.89	% (a)	01/20/2035	19,991,952
4,500,000	CBAM Ltd., Series 2017-2A-AR (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.85	% (a)	07/17/2034	4,483,281

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,350,000	CFIP Ltd., Series 2017-1A-AR (Secured Overnight Financing Rate 3 Month + 1.49%, 1.23% Floor)	6.89	% (a)	10/18/2034	10,342,084
1,800,000	CIFC Funding Ltd., Series 2014-5A-BR2 (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.46	% (a)	10/17/2031	1,794,840
25,000,000	CQS Ltd., Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.90	% (a)	01/20/2035	24,893,957
11,000,000	CQS Ltd., Series 2021-1A-B (Secured Overnight Financing Rate 3 Month + 2.14%, 1.88% Floor)	7.56	% (a)	01/20/2035	10,994,676
25,000,000	Dryden Ltd., Series 2020-85A-AR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	10/15/2035	24,942,707
19,901,702	Elevation Ltd., Series 2018-9A-A1 (Secured Overnight Financing Rate 3 Month + 1.38%, 1.38% Floor)	6.78	% (a)	07/15/2031	19,898,745
74,536	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D (Secured Overnight Financing Rate 3 Month + 4.06%)	9.44	% (a)	08/01/2025	47,717
9,032,217	Hayfin Ltd., Series 2018-8A-A (Secured Overnight Financing Rate 3 Month + 1.38%, 1.12% Floor)	6.80	% (a)	04/20/2031	9,033,100
6,500,000	Hayfin Ltd., Series 2018-8A-B (Secured Overnight Financing Rate 3 Month + 1.74%, 1.48% Floor)	7.16	% (a)	04/20/2031	6,492,995
15,000,000	Jamestown Ltd., Series 2016-9A-A1RR (Secured Overnight Financing Rate 3 Month + 1.50%, 1.24% Floor)	6.88	% (a)	07/25/2034	14,995,026
10,000,000	LCM LP, Series 17A-A2RR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	10/15/2031	9,895,740
14,000,000	Logan Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.05%, 2.05% Floor)	7.46	% (a)	04/21/2035	14,054,747
3,000,000	Madison Park Funding Ltd., Series 2017-26A-BR (Secured Overnight Financing Rate 3 Month + 1.86%)	7.25	% (a)	07/29/2030	3,007,808
8,625,000	Marathon Ltd., Series 2017-9A-A2 (Secured Overnight Financing Rate 3 Month + 2.01%)	7.41	% (a)	04/15/2029	8,597,990
25,000,000	Marble Point Ltd., Series 2018-2A-A1R (Secured Overnight Financing Rate 3 Month + 1.54%, 1.28% Floor)	6.96	% (a)	01/20/2032	25,004,763
29,500,000	Marble Point Ltd., Series 2020-1A-A (Secured Overnight Financing Rate 3 Month + 1.56%, 1.30% Floor)	6.98	% (a)	04/20/2033	29,336,307
25,000,000	Marble Point Ltd., Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.84	% (a)	07/25/2034	24,945,943
23,000,000	Marble Point Ltd., Series 2021-3A-A1 (Secured Overnight Financing Rate 3 Month + 1.50%, 1.24% Floor)	6.90	% (a)	10/17/2034	22,944,071
15,649,801	MKS Ltd., Series 2017-1A-AR (Secured Overnight Financing Rate 3 Month + 1.26%, 1.00% Floor)	6.68	% (a)	07/20/2030	15,636,827
4,606,053	MKS Ltd., Series 2017-2A-A (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.87	% (a)	01/20/2031	4,607,241
10,000,000	MP Ltd., Series 2015-2A-ARR (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.85	% (a)	04/28/2034	9,972,601
21,673,091	Nassau Ltd., Series 2018-IA-A (Secured Overnight Financing Rate 3 Month + 1.41%)	6.81	% (a)	07/15/2031	21,669,335
7,692,184	Northwoods Capital Ltd., Series 2017-16A-A (Secured Overnight Financing Rate 3 Month + 1.53%)	6.91	% (a)	11/15/2030	7,700,819
9,425,012	OFSI Fund Ltd., Series 2018-1A-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	07/15/2031	9,431,854
13,500,000	Regal Rexnord Corporation, Series 2021-3A-A1 (Secured Overnight Financing Rate 3 Month + 1.58%, 1.32% Floor)	6.98	% (a)	04/15/2034	13,495,356
14,000,000	Sandstone Peak Ltd., Series 2021-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.88	% (a)	10/15/2034	13,983,463

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
25,000,000	Sound Point Ltd., Series 2019-2A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.83	% (a)	07/15/2034	24,889,270
11,000,000	Steele Creek Ltd., Series 2019-1A-BR (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.46	% (a)	04/15/2032	10,935,582
18,000,000	Steele Creek Ltd., Series 2019-2A-AR (Secured Overnight Financing Rate 3 Month + 1.43%, 1.17% Floor)	6.83	% (a)	07/15/2032	17,872,661
9,000,000	Steele Creek Ltd., Series 2019-2A-BR (Secured Overnight Financing Rate 3 Month + 2.11%, 1.85% Floor)	7.51	% (a)	07/15/2032	8,957,145
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.87	% (a)	01/18/2035	19,935,746
10,000,000	Venture Ltd., Series 2018-34A-A (Secured Overnight Financing Rate 3 Month + 1.49%, 1.23% Floor)	6.89	% (a)	10/15/2031	10,004,549
15,990,000	Wellfleet Ltd., Series 2020-2A-AR (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.88	% (a)	07/15/2034	15,982,504
25,000,000	Whitebox Ltd., Series 2021-3A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.88	% (a)	10/15/2034	24,969,370

Total Collateralized Loan Obligations (Cost $648,957,111)					647,956,913

Foreign Corporate Bonds - 4.9%
1,557,563	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	1,278,543
324,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	317,752
3,300,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	2,942,131
1,600,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	1,469,336
3,309,000	AerCap Global Aviation Trust	6.45	% (a)	04/15/2027	3,428,428
3,877,494	AI Candelaria Spain S.A.	7.50%		12/15/2028	3,678,539
650,000	AngloGold Ashanti Ltd.	3.38%		11/01/2028	585,566
3,900,000	Avolon Holdings Funding Ltd.	2.13	% (a)	02/21/2026	3,616,252
3,100,000	Banco Bilbao Vizcaya Argentaria Colombia S.A.	4.88%		04/21/2025	3,021,709
1,000,000	Banco Continental SAECA	2.75%		12/10/2025	938,996
1,850,000	Banco Continental SAECA	2.75	% (a)	12/10/2025	1,737,142
2,200,000	Banco de Bogota S.A.	6.25%		05/12/2026	2,173,806
5,700,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25	% (a)	09/30/2031	5,218,294
200,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 2.45%)	3.25%		09/30/2031	183,098
1,200,000	Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa	4.38%		04/11/2027	1,160,829
1,350,000	Banco Industrial S.A. (5 Year CMT Rate + 4.44%)	4.88%		01/29/2031	1,271,775
4,250,000	Banco Internacional del Peru S.A.A. Interbank (5 Year CMT Rate + 3.71%)	4.00%		07/08/2030	4,073,115
1,700,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand (5 Year CMT Rate + 3.00%)	7.53%		10/01/2028	1,780,407
1,800,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	6.91%		10/18/2027	1,800,391
3,580,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	3,321,291
1,805,000	Bank of Montreal	1.50%		01/10/2025	1,740,164
1,715,000	Bank of Nova Scotia	4.75%		02/02/2026	1,711,733
2,080,000	BAT Capital Corporation	2.79%		09/06/2024	2,038,573
1,485,000	BAT International Finance PLC	1.67%		03/25/2026	1,379,926
1,650,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	1,631,541
500,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	453,422

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,730,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	3,689,560
2,715,000	BHP Billiton Finance USA Ltd.	5.25%		09/08/2026	2,777,002
1,705,000	BMW US Capital LLC	6.01	% (a)(e)	08/11/2025	1,710,165
3,580,000	BNP Paribas S.A. (Secured Overnight Financing Rate 3 Month + 2.50%)	4.71	% (a)	01/10/2025	3,579,736
3,505,000	BPCE S.A.	2.38	% (a)	01/14/2025	3,390,964
4,800,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	4,132,512
600,000	BRF GmbH	4.35%		09/29/2026	567,458
1,000,000	Camposol S.A.	6.00%		02/03/2027	697,057
2,125,000	Canadian Imperial Bank of Commerce	3.95%		08/04/2025	2,092,163
3,605,000	Canadian Pacific Railway Company	1.35%		12/02/2024	3,477,431
700,000	Cencosud S.A.	5.15%		02/12/2025	692,534
5,600,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	4,477,016
3,475,000	Commonwealth Bank of Australia (Secured Overnight Financing Rate + 0.40%)	5.76	% (a)	07/07/2025	3,467,298
3,000,000	Cosan Overseas Ltd.	7.00%		01/20/2027	3,025,830
2,700,000	Credicorp Ltd.	2.75%		06/17/2025	2,575,866
2,095,000	Daimler Truck Finance North America LLC	1.63	% (a)	12/13/2024	2,019,607
1,400,000	Daimler Truck Finance North America LLC	5.15	% (a)	01/16/2026	1,404,515
4,500,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	4,174,155
92,218	Digicel Group Holdings Ltd.	0.00	% (a)(f)	12/31/2030	84,505
293,954	Digicel Group Holdings Ltd.	0.00	% (a)(f)	12/31/2030	24,572
4,394	Digicel Group Holdings Ltd.	0.00	% (a)(f)	12/31/2030	3,904
199,263	Digicel Group Holdings Ltd.	0.00	% (a)(f)	12/31/2030	—
1,055,902	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	951,157
1,782,620	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	1,691,181
1,770,000	Enbridge, Inc.	2.50%		02/14/2025	1,717,670
100,000	Enbridge, Inc.	5.97%		03/08/2026	100,027
1,300,000	Equate Petrochemical B.V.	4.25%		11/03/2026	1,258,964
2,326,471	Fenix Power Peru S.A.	4.32%		09/20/2027	2,176,355
2,000,000	Freeport Indonesia PT	4.76%		04/14/2027	1,975,000
950,000	Freeport Indonesia PT	4.76	% (a)	04/14/2027	938,125
4,500,000	Freeport-McMoRan, Inc.	4.13%		03/01/2028	4,310,152
2,909,700	Galaxy Pipeline Assets Bidco Ltd.	1.75%		09/30/2027	2,741,453
3,611,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	3,551,500
1,500,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25	% (l)	04/16/2029	1,344,330
423,600	GNL Quintero S.A.	4.63%		07/31/2029	416,947
775,000	Gold Fields Orogen Holdings BVI Ltd.	5.13%		05/15/2024	770,765
2,000,000	Grupo de Inversiones Suramericana S.A.	5.50%		04/29/2026	1,965,066
1,756,420	Guara Norte SARL	5.20%		06/15/2034	1,602,036
316,000	Hunt Oil Company of Peru LLC	6.38	% (a)	06/01/2028	311,812
1,000,000	Industrias Penoles SAB de CV	4.15%		09/12/2029	934,537
2,836,000	Inkia Energy Ltd.	5.88%		11/09/2027	2,712,085
295,655	Interoceanica Finance Ltd.	0.00%		11/30/2025	276,438
35,034	Invepar Holdings	0.00	% (d)(f)	12/30/2028	—

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,100,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.45%)	3.88%		04/15/2031	2,971,303
1,200,000	JBS USA Luxembourg S.A.	2.50%		01/15/2027	1,105,062
1,012,000	JBS USA Luxembourg S.A.	3.00%		02/02/2029	891,040
1,850,000	JDE Peet’s NV	0.80	% (a)	09/24/2024	1,779,952
966,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	842,724
1,038,739	LLPL Capital Pte Ltd.	6.88%		02/04/2039	1,002,518
1,690,000	Macquarie Group Ltd. (Secured Overnight Financing Rate + 1.20%)	6.61	% (a)	12/07/2026	1,697,869
4,400,000	MEGlobal Canada ULC	5.00	% (a)	05/18/2025	4,355,780
400,000	MEGlobal Canada ULC	5.00%		05/18/2025	395,980
600,000	Mercury Chile Holdco LLC	6.50%		01/24/2027	559,675
1,500,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	1,399,186
189,636	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	184,961
810,000	Millicom International Cellular S.A.	6.63%		10/15/2026	794,655
2,565,000	Millicom International Cellular S.A.	5.13%		01/15/2028	2,391,836
4,700,000	Minejesa Capital B.V.	4.63%		08/10/2030	4,470,875
4,570,000	Mitsubishi UFJ Financial Group, Inc.	3.78%		03/02/2025	4,494,807
1,715,000	Mizuho Financial Group, Inc. (Secured Overnight Financing Rate + 0.96%)	6.36%		05/22/2026	1,714,489
691,718	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	644,147
800,000	Multibank, Inc.	7.75	% (a)	02/03/2028	800,672
2,580,352	MV24 Capital B.V.	6.75%		06/01/2034	2,417,313
2,600,000	NBM US Holdings, Inc.	7.00%		05/14/2026	2,631,392
2,750,000	Nutrien Ltd.	4.90%		03/27/2028	2,777,188
1,750,000	NXP B.V.	4.40%		06/01/2027	1,728,532
1,993,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	1,880,316
4,500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	4,234,690
200,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	188,208
1,725,000	Royal Bank of Canada	5.90	% (e)	01/20/2026	1,712,154
400,000	Sable International Finance Ltd.	5.75%		09/07/2027	378,216
1,650,000	Sasol Financing USA LLC	4.38%		09/18/2026	1,538,452
2,900,000	Sociedad Quimica y Minera de Chile S.A.	4.38%		01/28/2025	2,860,733
1,200,000	St Marys Cement, Inc.	5.75%		01/28/2027	1,216,823
3,535,000	Sumitomo Mitsui Trust Bank Ltd.	5.65	% (a)	03/09/2026	3,581,678
1,500,000	Telefonica Celular del Paraguay S.A.	5.88%		04/15/2027	1,462,960
1,810,000	Toronto-Dominion Bank	0.70%		09/10/2024	1,753,248
2,390,000	TransCanada PipeLines Ltd.	6.20%		03/09/2026	2,389,978
1,500,000	Transportadora de Gas del Peru S.A.	4.25%		04/30/2028	1,478,003
4,700,000	United Overseas Bank Ltd. (5 Year CMT Rate + 1.52%)	1.75%		03/16/2031	4,339,502
1,000,000	UPL Corporation Ltd.	4.50%		03/08/2028	886,961
200,000	Vedanta Resources Ltd.	6.13%		08/09/2024	133,181
1,700,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	851,777
2,520,000	Westpac Banking Corporation (Secured Overnight Financing Rate + 0.72%)	6.12%		11/17/2025	2,525,695

Total Foreign Corporate Bonds (Cost $214,423,351)					208,226,740

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 0.8%
3,200,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	2,734,329
707,208	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	506,721
5,800,000	Colombia Government International Bond	4.50%		01/28/2026	5,719,438
2,850,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25	% (l)	07/15/2029	2,826,188
400,000	Dominican Republic International Bond	5.50%		01/27/2025	398,500
3,000,000	Ecopetrol S.A.	4.13%		01/16/2025	2,933,334
1,200,000	Indonesia Asahan Aluminium Persero PT	4.75%		05/15/2025	1,185,798
1,000,000	Korea Development Bank	0.80%		04/27/2026	914,001
3,800,000	Korea Development Bank	1.00%		09/09/2026	3,444,201
2,300,000	Korea Hydro & Nuclear Power Company Ltd.	1.25	% (a)	04/27/2026	2,112,921
1,000,000	Korea Southern Power Company Ltd.	0.75	% (a)	01/27/2026	918,173
666,359	Lima Metro Finance Ltd.	5.88%		07/05/2034	659,997
700,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%		07/27/2026	676,979
700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%		05/15/2027	681,569
1,500,000	Petrobras Global Finance B.V.	7.38%		01/17/2027	1,580,760
1,500,000	Republic of South Africa Government Bond	4.88%		04/14/2026	1,483,042
4,500,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	4,290,502

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $34,654,606)					33,066,453

Non-Agency Commercial Mortgage Backed Obligations - 10.1%
2,000,000	Alen Mortgage Trust, Series 2021-ACEN-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	7.13	% (a)	04/15/2034	1,655,819
40,902,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XD	0.55	% (a)(b)(g)	05/15/2053	1,147,853
112,682,654	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XA	1.11	% (a)(b)(g)	06/15/2054	6,678,667
12,000,000	AREIT Trust, Series 2019-CRE3-C (Secured Overnight Financing Rate 1 Month + 2.01%, 2.01% Floor)	7.38	% (a)	09/14/2036	10,989,408
1,251,000	AREIT Trust, Series 2019-CRE3-D (Secured Overnight Financing Rate 1 Month + 2.76%, 2.76% Floor)	8.13	% (a)	09/14/2036	1,125,520
2,878,921	AREIT Trust, Series 2022-CRE6-A (Secured Overnight Financing Rate 30 Day Average + 1.25%, 1.25% Floor)	6.59	% (a)	01/20/2037	2,826,930
15,176,000	BBCMS Mortgage Trust, Series 2018-TALL-F (Secured Overnight Financing Rate 1 Month + 3.43%, 3.39% Floor)	8.79	% (a)	03/15/2037	7,330,878
11,001,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.33	% (a)	11/15/2034	1,672,240
29,456,500	BBCMS Mortgage Trust, Series 2021-C10-XB	1.02	% (b)(g)	07/15/2054	1,717,205
21,205,000	BBCMS Mortgage Trust, Series 2021-C10-XD	1.70	% (a)(b)(g)	07/15/2054	1,987,464
6,361,317	BB-UBS Trust, Series 2012-TFT-TE	3.56	% (a)(b)(f)	06/05/2030	5,093,412
7,999,993	BDS Ltd., Series 2021-FL10-A (Secured Overnight Financing Rate 1 Month + 1.46%, 1.46% Floor)	6.82	% (a)	12/16/2036	7,900,881
5,525,208	BDS Ltd., Series 2021-FL9-A (Secured Overnight Financing Rate 1 Month + 1.18%, 1.07% Floor)	6.54	% (a)	11/16/2038	5,429,440
157,277,074	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.51	% (b)(g)	09/15/2043	3,530,870
165,041,500	BHMS Mortgage Trust, Series 2018-ATLS-XCP	0.00	% (a)(b)(g)	07/15/2035	1,650
3,000,000	BPR Trust, Series 2021-TY-C (Secured Overnight Financing Rate 1 Month + 1.81%, 1.70% Floor)	7.18	% (a)	09/15/2038	2,863,513

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,754,915	BRSP Ltd., Series 2021-FL1-A (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor)	6.62	% (a)	08/19/2038	6,579,537
13,968,000	BRSP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.71%, 1.60% Floor)	7.07	% (a)	08/19/2038	13,563,724
8,577,000	BSPRT Issuer Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 30 Day Average + 1.50%, 1.50% Floor)	6.84	% (a)	02/15/2037	8,517,235
12,467,074	BSREP Commercial Mortgage Trust, Series 2021-DC-D (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.38	% (a)	08/15/2038	9,352,254
8,062,487	BX Commercial Mortgage Trust, Series 2020-VKNG-A (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor)	6.41	% (a)	10/15/2037	8,004,271
6,029,069	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (Secured Overnight Financing Rate 1 Month + 2.96%, 2.85% Floor)	8.33	% (a)	10/15/2035	5,349,801
44,075,217	CD Commercial Mortgage Trust, Series 2017-CD3-XA	0.95	% (b)(g)	02/10/2050	970,959
52,654,612	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.22	% (b)(g)	05/10/2050	1,614,406
2,950,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.23	% (b)	11/13/2050	2,249,131
18,766,390	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.60	% (b)(g)	05/10/2058	492,852
16,201,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-XB	0.90	% (b)(g)	06/15/2050	420,021
3,000,000	CHCP Ltd., Series 2021-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.77	% (a)	02/15/2038	2,956,665
6,485,527	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.94	% (b)(g)	10/10/2047	20,339
4,333,448	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.30	% (b)(g)	02/10/2048	39,288
10,750,000	Citigroup Commercial Mortgage Trust, Series 2015-GC31-C	4.03	% (b)	06/10/2048	8,510,961
17,330,287	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.21	% (b)(g)	02/10/2049	336,734
11,256,714	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.65	% (b)(g)	04/15/2049	263,913
2,519,000	Citigroup Commercial Mortgage Trust, Series 2016-P4-B	3.38%		07/10/2049	2,230,571
11,739,721	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.89	% (b)(g)	07/10/2049	410,200
10,947,276	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.08	% (b)(g)	04/14/2050	298,294
19,958,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.37	% (a)	08/20/2035	18,890,367
5,939,721	COMM Mortgage Trust, Series 2014-UBS5-A3	3.57%		09/10/2047	5,855,154
5,206,816	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	0.72	% (b)(g)	10/10/2046	274
1,965,497	Commercial Mortgage Pass-Through Trust, Series 2014-CR17-XA	0.87	% (b)(g)	05/10/2047	269
14,486,146	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-XA	0.81	% (b)(g)	03/10/2048	89,520
29,775,672	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-XA	0.79	% (b)(g)	08/10/2048	291,292
33,951,805	Commercial Mortgage Pass-Through Trust, Series 2015-CR27-XA	0.90	% (b)(g)	10/10/2048	407,856
5,373,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.30	% (b)	02/10/2048	4,282,517
7,290,221	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	0.97	% (b)(g)	02/10/2048	45,354
9,657,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-B	4.32	% (b)	07/10/2048	9,074,068
40,452,226	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-XA	0.63	% (b)(g)	07/10/2048	273,332
12,503,272	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	0.92	% (b)(g)	02/10/2049	178,607
11,396,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-D (Secured Overnight Financing Rate 1 Month + 2.47%, 2.18% Floor)	7.83	% (a)	09/15/2033	7,629,981
25,008,112	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.80	% (b)(g)	04/15/2050	109,180
2,862,825	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.86	% (b)(g)	01/15/2049	88,828
122,460,231	CSAIL Commercial Mortgage Trust, Series 2021-C20-XA	0.99	% (b)(g)	03/15/2054	6,253,554
9,873,828	CSMC Trust, Series 2014-USA-X1	0.54	% (a)(b)(g)	09/15/2037	58,361
3,350,000	CSMC Trust, Series 2021-ADV-C (Secured Overnight Financing Rate 1 Month + 2.41%, 2.30% Floor)	7.78	% (a)	07/15/2038	2,136,590

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,140,294	DBJPM Mortgage Trust, Series 2016-C1-XA	1.37	% (b)(g)	05/10/2049	354,378
5,344,584	FS Rialto, Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.33%, 1.33% Floor)	6.69	% (a)	05/16/2038	5,272,368
10,700,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-C (Secured Overnight Financing Rate 1 Month + 2.11%, 2.00% Floor)	7.48	% (a)	07/15/2039	10,113,683
2,314,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	4.90	% (a)(b)	03/10/2033	1,980,616
2,893,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	4.90	% (a)(b)	03/10/2033	2,421,470
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (Secured Overnight Financing Rate 1 Month + 2.40%, 2.10% Floor)	7.76	% (a)	07/15/2031	1,825,126
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (Secured Overnight Financing Rate 1 Month + 3.10%, 2.80% Floor)	8.46	% (a)	07/15/2031	1,194,507
5,000,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (Secured Overnight Financing Rate 1 Month + 4.22%, 3.93% Floor)	9.58	% (a)	07/15/2031	367,632
3,058,700	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (Secured Overnight Financing Rate 1 Month + 3.46%, 3.35% Floor)	8.83	% (a)	11/15/2036	2,871,264
3,172,863	GS Mortgage Securities Trust, Series 2014-GC24-XA	0.68	% (b)(g)	09/10/2047	7,164
28,235,277	GS Mortgage Securities Trust, Series 2015-GC32-XA	0.68	% (b)(g)	07/10/2048	233,599
8,426,141	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.75	% (b)(g)	11/10/2048	94,827
14,054,496	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.73	% (b)(g)	05/10/2049	413,920
24,351,843	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.19	% (b)(g)	10/10/2049	593,006
14,505,000	GSCG Trust, Series 2019-600C-E	3.99	% (a)(b)(f)	09/06/2034	1,525,613
6,339,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-B	4.40	% (b)	07/15/2047	5,880,510
13,898,488	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	0.88	% (b)(g)	01/15/2049	188,772
30,895,842	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.57	% (b)(g)	12/15/2049	391,160
336,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-CFX	4.95	% (a)	07/05/2033	261,757
4,216,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34	% (a)	05/05/2032	4,123,176
4,314,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.45	% (a)(b)	05/05/2032	4,207,669
5,040,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.45	% (a)(b)	05/05/2032	4,900,271
5,287,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.45	% (a)(b)	05/05/2032	5,124,282
5,775,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45	% (a)(b)	05/05/2032	5,553,783
11,575,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	5,041,145
6,153,490	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP-A (Secured Overnight Financing Rate 1 Month + 0.60%, 0.60% Floor)	5.96	% (a)	04/15/2037	5,675,389
2,342,585	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.48	% (b)(g)	02/15/2047	89
1,500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-B	4.48	% (b)	09/15/2047	1,447,880
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (b)	09/15/2047	467,096
15,656,822	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.80	% (b)(g)	11/15/2047	58,464
5,287,890	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.80	% (a)(b)	02/15/2048	3,268,295

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,828,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-B	4.12	% (b)	05/15/2048	2,651,230
12,721,487	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.54	% (b)(g)	05/15/2048	70,003
21,227,094	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.42	% (b)(g)	07/15/2048	108,929
8,812,169	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.81	% (b)(g)	08/15/2048	90,891
13,847,798	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.10	% (b)(g)	11/15/2048	144,336
7,942,000	KREF Ltd., Series 2021-FL2-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	7.13	% (a)	02/15/2039	7,414,008
3,506,000	KREF Ltd., Series 2022-FL3-A (Secured Overnight Financing Rate 1 Month + 1.45%, 1.45% Floor)	6.81	% (a)	02/17/2039	3,459,510
10,000,000	LCCM Trust, Series 2017-LC26-C	4.71	% (a)	07/12/2050	8,068,054
6,367,000	LCCM Trust, Series 2021-FL3-AS (Secured Overnight Financing Rate 1 Month + 1.91%, 1.91% Floor)	7.28	% (a)	11/15/2038	6,181,370
2,400,000	LCCM Trust, Series 2021-FL3-B (Secured Overnight Financing Rate 1 Month + 2.31%, 2.31% Floor)	7.68	% (a)	11/15/2038	2,299,704
1,038,504	LoanCore Issuer Ltd., Series 2019-CRE2-B (Secured Overnight Financing Rate 1 Month + 1.81%, 1.70% Floor)	7.18	% (a)	05/15/2036	1,026,852
6,347,496	LoanCore Issuer Ltd., Series 2021-CRE5-A (Secured Overnight Financing Rate 1 Month + 1.41%, 1.41% Floor)	6.78	% (a)	07/15/2036	6,253,362
8,100,000	LoanCore Issuer Ltd., Series 2021-CRE6-A (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.78	% (a)	11/15/2038	7,949,413
5,735,000	LoanCore Issuer Ltd., Series 2022-CRE7-A (Secured Overnight Financing Rate 30 Day Average + 1.55%, 1.55% Floor)	6.89	% (a)	01/17/2037	5,705,861
6,062,853	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.68	% (a)(b)(g)	03/10/2049	90,173
60,664,778	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.82	% (a)(b)(g)	03/10/2050	1,003,280
3,890,000	MF1 Ltd., Series 2022-FL8-A (Secured Overnight Financing Rate 1 Month + 1.35%, 1.35% Floor)	6.71	% (a)	02/19/2037	3,843,382
12,550,000	MF1 Ltd., Series 2022-FL8-AS (Secured Overnight Financing Rate 1 Month + 1.75%, 1.75% Floor)	7.11	% (a)	02/19/2037	12,378,488
11,933,000	MFT Trust, Series 2020-ABC-D	3.48	% (a)(b)	02/10/2042	5,005,848
9,902,927	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.16	% (a)(b)	10/15/2030	5,498,799
97,739	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-XA	0.81	% (b)(g)	02/15/2047	5
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.47	% (b)	10/15/2047	476,721
15,968,392	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.15	% (b)(g)	01/15/2049	270,832
711,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (Secured Overnight Financing Rate 1 Month + 2.96%, 4.34% Floor)	8.32	% (a)(f)	12/15/2036	133,062
13,327,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (Secured Overnight Financing Rate 1 Month + 2.26%, 2.15% Floor)	7.63	% (a)	05/15/2036	9,282,903
1,331,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (Secured Overnight Financing Rate 1 Month + 2.91%, 2.80% Floor)	8.28	% (a)	05/15/2036	647,596
9,940,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (Prime Rate)	8.50	% (a)	06/15/2035	4,147,889
8,191,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.50	% (a)(b)	01/15/2037	6,725,980
4,742,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.50	% (a)(b)	01/15/2037	3,612,342

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,437,735	Ready Capital Mortgage Financing LLC, Series 2021-FL7-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.67	% (a)	11/25/2036	3,399,171
1,500,000	SFO Commercial Mortgage Trust, Series 2021-555-C (Secured Overnight Financing Rate 1 Month + 1.91%, 1.80% Floor)	7.28	% (a)	05/15/2038	1,319,761
168,062,650	SLG Office Trust, Series 2021-OVA-X	0.26	% (a)(b)(g)	07/15/2041	2,504,100
459,000	STWD Ltd., Series 2019-FL1-C (Secured Overnight Financing Rate 1 Month + 2.06%, 2.06% Floor)	7.43	% (a)	07/15/2038	413,965
8,744,000	STWD Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 1 Month + 2.46%, 2.46% Floor)	7.83	% (a)	07/15/2038	7,800,898
6,388,507	STWD Ltd., Series 2021-FL2-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.67	% (a)	04/18/2038	6,266,960
11,630,000	TRTX Issuer Ltd., Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.65%, 1.65% Floor)	6.99	% (a)	02/15/2039	11,326,492
1,500,000	UBS Commercial Mortgage Trust, Series 2017-C4-C	4.53	% (b)	10/15/2050	1,279,438
66,276,691	UBS Commercial Mortgage Trust, Series 2018-C13-XA	0.76	% (b)(g)	10/15/2051	1,809,360
6,009,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.68	% (b)	02/15/2051	5,004,571
1,067,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.95	% (b)	03/15/2051	664,465
1,990,000	VMC Finance LLC, Series 2022-FL5-A (Secured Overnight Financing Rate 30 Day Average + 1.90%, 1.90% Floor)	7.24	% (a)	02/18/2039	1,953,595
540,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	509,882
9,208,790	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.83	% (b)(g)	02/15/2048	54,889
48,421,978	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.87	% (b)(g)	09/15/2058	524,904
22,542,490	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.59	% (b)(g)	07/15/2058	143,442
10,178,471	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.56	% (b)(g)	03/15/2059	264,458
20,706,539	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.59	% (b)(g)	11/15/2049	612,860
65,985,953	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	0.93	% (b)(g)	07/15/2050	1,607,642
22,198,121	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.60	% (b)(g)	08/15/2052	1,347,235
62,510,272	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.52	% (b)(g)	04/15/2054	4,706,961
5,250,000	Wells Fargo Commercial Mortgage Trust, Series 2022-ONL-A	3.86	% (a)	12/15/2039	4,783,319
1,261,241	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	0.89	% (b)(g)	03/15/2047	408
5,889,916	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	0.98	% (b)(g)	08/15/2047	28,339

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $588,365,918)					428,524,859

Non-Agency Residential Collateralized Mortgage Obligations - 10.6%
4,716,745	ACE Securities Corporation Home Equity Loan Trust, Series 2006-CW1-A2D (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor)	5.99%		07/25/2036	3,708,204
7,098,217	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2B (Secured Overnight Financing Rate 1 Month + 0.23%, 0.12% Floor)	5.59%		11/25/2036	2,918,844
4,727,090	Adjustable Rate Mortgage Trust, Series 2006-1-6A1 (Secured Overnight Financing Rate 1 Month + 0.37%, 0.26% Floor)	5.73%		03/25/2036	2,789,818
4,053,508	AJAX Mortgage Loan Trust, Series 2021-C-A	2.12	% (a)(c)	01/25/2061	3,935,274
2,164,156	American Home Mortgage Investment Trust, Series 2004-2-M1 (Secured Overnight Financing Rate 1 Month + 1.01%, 0.90% Floor, 11.00% Cap)	6.37%		02/25/2044	1,986,688
2,240,893	Angel Oak Mortgage Trust LLC, Series 2020-2-A1A	2.53	% (a)(b)	01/26/2065	2,074,118
410,346	Angel Oak Mortgage Trust LLC, Series 2020-6-A3	1.78	% (a)(b)	05/25/2065	361,084
7,249,724	Angel Oak Mortgage Trust, Series 2021-7-A1	1.98	% (a)(b)	10/25/2066	6,151,543
994,099	Arroyo Mortgage Trust, Series 2019-1-A1	3.81	% (a)(b)	01/25/2049	952,905
522,316	Arroyo Mortgage Trust, Series 2019-2-A2	3.50	% (a)(b)	04/25/2049	491,100

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,960,000	Arroyo Mortgage Trust, Series 2019-3-A3	3.42	% (a)(b)	10/25/2048	3,694,706
1,007,263	Banc of America Funding Trust, Series 2006-7-T2A1	5.88	% (b)	10/25/2036	863,942
9,847,442	Banc of America Funding Trust, Series 2015-R2-4A2 (Secured Overnight Financing Rate 1 Month + 0.28%, 0.17% Floor)	2.86	% (a)(f)	09/29/2036	7,330,756
1,997,237	Banc of America Funding Trust, Series 2015-R2-9A2	4.73	% (a)(e)	03/27/2036	1,648,598
1,005,231	Banc of America Mortgage Trust, Series 2005-I-2A5	4.75	% (b)	10/25/2035	935,041
2,298,156	Banc of America Mortgage Trust, Series 2007-3-1A1	6.00%		09/25/2037	1,864,216
6,737,921	BCAP LLC Trust, Series 2009-RR4-7A2	6.00	% (a)(b)	03/26/2037	2,712,328
1,292,103	BCAP LLC Trust, Series 2012-RR1-3A4	5.50	% (a)(b)(f)	10/26/2035	836,887
15,718,349	BRAVO Residential Funding Trust, Series 2021-B-A1	2.12	% (a)(c)	04/01/2069	15,635,146
2,331,433	BRAVO Residential Funding Trust, Series 2021-NQM2-A3	1.44	% (a)(b)	03/25/2060	2,161,318
8,279,557	BRAVO Residential Funding Trust, Series 2022-RPL1-A1	2.75	% (a)(b)	09/25/2061	7,509,341
707,075	CHL Mortgage Pass-Through Trust, Series 2005-10-A2	5.50%		05/25/2035	578,963
9,872,899	CHL Mortgage Pass-Through Trust, Series 2006-20-1A18 (Secured Overnight Financing Rate 1 Month + 0.76%, 0.65% Floor, 6.00% Cap)	6.00%		02/25/2037	3,958,570
1,576,553	CHL Mortgage Pass-Through Trust, Series 2006-21-A10	5.75%		02/25/2037	718,528
542,671	CHL Mortgage Pass-Through Trust, Series 2007-14-A15	6.50%		09/25/2037	299,734
1,611,304	Citigroup Mortgage Loan Trust, Series 2020-EXP1-A1A	1.80	% (a)(b)	05/25/2060	1,469,643
592,986	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	517,143
133,307	COLT Mortgage Loan Trust, Series 2020-3-A3	2.38	% (a)(b)	04/27/2065	126,037
2,981,552	COLT Mortgage Loan Trust, Series 2021-1R-A1	0.86	% (a)(b)	05/25/2065	2,528,492
5,056,562	COLT Mortgage Loan Trust, Series 2021-5-A1	1.73	% (a)(b)	11/26/2066	4,307,048
5,861,973	COLT Mortgage Loan Trust, Series 2022-2-A1	2.99	% (a)(c)	02/25/2067	5,323,344
291,278	Countrywide Alternative Loan Trust, Series 2005-23CB-A15	5.50%		07/25/2035	238,377
998,274	Countrywide Alternative Loan Trust, Series 2005-28CB-1A6	5.50%		08/25/2035	854,391
3,988,430	Countrywide Alternative Loan Trust, Series 2005-49CB-A6	5.50%		11/25/2035	2,665,874
1,516,151	Countrywide Alternative Loan Trust, Series 2005-61-1A2 (Secured Overnight Financing Rate 1 Month + 0.85%, 0.74% Floor)	6.21%		12/25/2035	1,317,666
7,256,149	Countrywide Alternative Loan Trust, Series 2005-62-1A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor)	6.07%		12/25/2035	5,468,223
7,575,607	Countrywide Alternative Loan Trust, Series 2006-16CB-A5	6.00%		06/25/2036	4,229,666
1,453,764	Countrywide Alternative Loan Trust, Series 2006-32CB-A21	5.50%		11/25/2036	806,757
2,254,448	Countrywide Alternative Loan Trust, Series 2006-34-A6	6.25%		11/25/2046	1,114,859
5,640,835	Countrywide Alternative Loan Trust, Series 2006-36T2-1A3	5.75%		12/25/2036	2,217,746
1,358,087	Countrywide Alternative Loan Trust, Series 2006-J4-2A9	6.00%		07/25/2036	786,698
1,512,152	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	784,790
2,300,608	Countrywide Alternative Loan Trust, Series 2006-OA12-A1B (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66%		09/20/2046	2,314,362
3,737,665	Countrywide Alternative Loan Trust, Series 2006-OA21-A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66%		03/20/2047	3,061,154
10,905,884	Countrywide Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	5,197,581
9,784,372	Countrywide Alternative Loan Trust, Series 2007-12T1-A5	6.00%		06/25/2037	4,663,085
290,465	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	177,120
4,204,835	Countrywide Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	2,284,007
10,611,710	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	5,307,996
2,452	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		11/25/2034	2,078

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,028,137	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	729,309
51,034	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	39,810
454,533	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	248,763
21,040,300	Credit Suisse Mortgage-Backed Trust, Series 2019-RP10-A1	3.09	% (a)(b)	12/26/2059	21,046,053
8,613,386	CSMC Trust, Series 2009-8R-8A2	6.00	% (a)(b)	03/26/2037	3,436,600
414,903	CSMC Trust, Series 2011-12R-3A5	5.09	% (a)(b)	07/27/2036	399,547
367,320	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	363,604
17,366,098	CSMC Trust, Series 2022-NQM1-A1	2.27	% (a)(b)	11/25/2066	14,911,393
6,694,442	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A1 (Secured Overnight Financing Rate 1 Month + 0.37%, 0.26% Floor)	5.73%		12/25/2036	2,200,876
4,442,178	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4-A2 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 10.50% Cap)	5.85%		12/25/2036	1,438,317
197,387	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	5.78%		04/25/2047	167,681
372,790	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (b)	10/25/2036	313,497
327,798	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.50	% (a)(b)	07/27/2037	269,661
3,123,815	GCAT Trust, Series 2020-NQM2-A1	1.56	% (a)(c)	04/25/2065	2,877,744
6,891,537	GCAT Trust, Series 2021-NQM4-A3	1.56	% (a)(b)	08/25/2066	5,403,449
5,253,660	GSAA Home Equity Trust, Series 2006-19-A3A (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.95%		12/25/2036	1,984,278
324,031	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	151,228
2,254,111	Harborview Mortgage Loan Trust, Series 2006-1-2A1A (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.95%		03/19/2036	2,076,896
710,392	Impac Secured Assets Trust, Series 2006-5-1A1C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor, 11.50% Cap)	6.01%		02/25/2037	635,315
643,547	IndyMac INDX Mortgage Loan Trust, Series 2006-AR5-2A1	3.44	% (b)	05/25/2036	592,213
32,547,763	JP Morgan Alternative Loan Trust, Series 2005-S1-1A4	6.00%		12/25/2035	12,195,103
3,405,481	JP Morgan Alternative Loan Trust, Series 2007-S1-A2 (Secured Overnight Financing Rate 1 Month + 0.79%, 0.68% Floor, 11.50% Cap)	6.15%		04/25/2047	3,242,322
11,208,229	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		07/25/2036	4,806,829
5,860,484	JP Morgan Resecuritization Trust, Series 2014-4-1C	0.00	% (a)(b)(f)	01/26/2036	1,825,531
408,366	Legacy Mortgage Asset Trust, Series 2020-SL1-A	5.73	% (a)(c)	01/25/2060	408,426
2,632,440	Legacy Mortgage Asset Trust, Series 2021-GS1-A1	1.89	% (a)(c)	10/25/2066	2,584,942
189,874	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	95,620
9,025,190	Lehman Mortgage Trust, Series 2007-15N-3A1 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.72%		08/25/2047	7,637,785
16,074,877	Long Beach Mortgage Loan Trust, Series 2006-11-2A2 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.67%		12/25/2036	5,705,469
9,712,748	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.85%		03/25/2046	3,500,062
68,579	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	5.92	% (b)	04/25/2036	37,541
1,517,383	MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	5.86%		12/25/2046	1,376,513

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
336,896	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	124,160
1,190,428	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	495,262
35,504,343	Merrill Lynch Mortgage Investors Trust, Series 2006-RM2-A1A (Secured Overnight Financing Rate 1 Month + 0.48%, 0.37% Floor)	5.84%		05/25/2037	10,006,019
4,404,843	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2A (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.71%		02/25/2037	1,323,141
6,811,192	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A2B (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor)	5.89%		02/25/2037	2,046,060
4,815,680	MFA Trust, Series 2021-NQM2-A3	1.47	% (a)(b)	11/25/2064	4,122,253
228,131	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.46	% (b)	02/25/2036	132,338
462,848	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	5.69	% (a)(b)	10/25/2060	457,984
3,921,191	Nomura Resecuritization Trust, Series 2015-8R-4A4	4.48	% (a)(b)	11/25/2047	3,192,624
439,300	OBX Trust, Series 2020-EXP2-A3	2.50	% (a)(b)	05/25/2060	359,209
3,075,037	OBX Trust, Series 2021-NQM2-A3	1.56	% (a)(b)	05/25/2061	2,397,481
6,288,209	OBX Trust, Series 2022-NQM1-A1	2.31	% (a)(b)	11/25/2061	5,420,159
2,100,696	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(c)	09/27/2060	2,111,275
2,915,640	Pretium Mortgage Credit Partners LLC, Series 2021-NPL2-A1	1.99	% (a)(c)	06/27/2060	2,828,930
26,275,993	Pretium Mortgage Credit Partners LLC, Series 2021-NPL3-A1	1.87	% (a)(c)	07/25/2051	25,401,534
5,085,887	Pretium Mortgage Credit Partners LLC, Series 2021-RN1-A1	1.99	% (a)(c)	02/25/2061	4,974,590
5,174,969	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(c)	07/25/2051	4,996,688
4,953,087	PRPM LLC, Series 2021-6-A1	1.79	% (a)(c)	07/25/2026	4,822,584
583,078	RBSSP Resecuritization Trust, Series 2009-2-3A2 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.10	% (a)	04/26/2035	527,741
507,769	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	409,438
1,319,609	Residential Accredit Loans, Inc., Series 2007-QS4-3A4	6.00%		03/25/2037	1,095,773
1,643,237	Residential Accredit Loans, Inc., Series 2007-QS4-3A9	6.00%		03/25/2037	1,364,474
1,106,155	Residential Accredit Loans, Inc., Series 2007-QS8-A3 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		06/25/2037	766,199
697,748	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	545,603
4,227,251	Residential Asset Securities Corporation, Series 2004-KS7-A2A (Secured Overnight Financing Rate 1 Month + 0.69%, 0.58% Floor)	5.84%		08/25/2034	3,975,159
689,773	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	292,600
2,099,655	Residential Asset Securitization Trust, Series 2006-A6-1A4	6.00%		07/25/2036	617,756
4,059,822	Residential Funding Mortgage Securities Trust, Series 2007-S1-A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		01/25/2037	2,940,253
5,394,000	Residential Mortgage Loan Trust, Series 2019-2-M1	3.86	% (a)(b)	05/25/2059	5,205,622
5,863,096	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM3-A1 (Secured Overnight Financing Rate 1 Month + 0.21%, 0.10% Floor)	5.57%		10/25/2036	1,974,759
1,200,467	Soundview Home Loan Trust, Series 2007-OPT3-2A3 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.65%		08/25/2037	1,166,109
8,000,000	Starwood Mortgage Residential Trust, Series 2020-2-M1E	3.00	% (a)	04/25/2060	7,650,198
1,065,138	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	5.23	% (b)	12/25/2035	953,120
9,826,536	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(c)	08/25/2051	9,502,625
5,473,908	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(c)	08/25/2051	5,381,406
2,843,964	Velocity Commercial Capital Loan Trust, Series 2020-1-M2	2.98	% (a)(b)	02/25/2050	2,296,796

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,448,170	Velocity Commercial Capital Loan Trust, Series 2021-1-M2	2.26	% (a)(b)	05/25/2051	1,954,429
1,898,391	Velocity Commercial Capital Loan Trust, Series 2021-2-M2	2.20	% (a)(b)	08/25/2051	1,554,267
234,875	Verus Securitization Trust, Series 2020-4-A3	2.32	% (a)(c)	05/25/2065	223,055
1,500,000	Verus Securitization Trust, Series 2020-INV1-A2	3.04	% (a)(b)	03/25/2060	1,460,821
14,786,861	Verus Securitization Trust, Series 2021-7-A1	1.83	% (a)(b)	10/25/2066	12,904,531
2,011,038	Verus Securitization Trust, Series 2021-R1-A3	1.26	% (a)(b)	10/25/2063	1,838,499
4,033,513	VOLT LLC, Series 2021-NP10-A1	1.99	% (a)(c)	05/25/2051	3,865,359
5,922,761	VOLT LLC, Series 2021-NP11-A1	1.87	% (a)(c)	08/25/2051	5,626,839
8,040,916	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(c)	02/27/2051	7,802,195
833,973	VOLT LLC, Series 2021-NPL2-A1	1.89	% (a)(c)	02/27/2051	808,880
3,670,763	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(c)	03/27/2051	3,578,136
2,221,538	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(c)	04/25/2051	2,149,675
19,564,460	VOLT LLC, Series 2021-NPL8-A1	2.12	% (a)(c)	04/25/2051	18,953,889
6,301,027	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5-2A2 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	4.29%		10/25/2036	2,266,236
2,314,039	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5-2A3 (Secured Overnight Financing Rate 1 Month + 0.57%, 0.46% Floor)	4.29%		10/25/2036	832,388
960,875	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-2CB3 (Secured Overnight Financing Rate 1 Month + 0.52%, 0.41% Floor, 5.50% Cap)	5.50%		10/25/2035	885,047
2,713,210	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR4-A5	3.93	% (b)	04/25/2035	2,601,508
2,779,415	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-2A1	4.17	% (b)	09/25/2036	2,378,910
10,280,434	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR18-1A1	3.27	% (b)	01/25/2037	8,740,824
1,649,124	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE4-2A3 (Secured Overnight Financing Rate 1 Month + 0.28%, 0.28% Floor)	5.64%		07/25/2047	974,971
483,105	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	416,458
1,675,111	Wells Fargo Mortgage Backed Securities Trust, Series 2007-15-A1	6.00%		11/25/2037	1,496,446
5,864,890	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6-A2	5.97	% (b)	10/25/2037	5,377,838

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $541,474,470)					447,153,289

US Corporate Bonds - 6.2%
1,860,000	AbbVie, Inc.	2.60%		11/21/2024	1,817,963
3,430,000	Amazon.com, Inc.	4.60%		12/01/2025	3,441,235
960,000	American Electric Power Company, Inc.	5.20%		01/15/2029	973,579
595,000	American Express Company	6.04	% (e)	11/04/2026	587,474
2,890,000	American Express Company (Secured Overnight Financing Rate + 0.93%)	6.34%		03/04/2025	2,897,257
1,710,000	Amgen, Inc.	5.51%		03/02/2026	1,710,817
1,710,000	Arrow Electronics, Inc.	6.13%		03/01/2026	1,712,171
2,115,000	AT&T, Inc.	5.54%		02/20/2026	2,115,519
5,185,000	Athene Global Funding	6.10	% (a)(e)	05/24/2024	5,181,282
1,075,000	Avery Dennison Corporation	0.85%		08/15/2024	1,043,536
3,015,000	Aviation Capital Group LLC	1.95	% (a)	09/20/2026	2,737,925

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,895,000	Bank of America Corporation (Secured Overnight Financing Rate 3 Month + 1.23%)	3.46%		03/15/2025	8,853,896
1,775,000	Boeing Company	4.88%		05/01/2025	1,767,602
1,821,000	Broadcom, Inc.	3.15%		11/15/2025	1,764,439
1,680,000	Broadcom, Inc.	3.88%		01/15/2027	1,640,290
3,700,000	Campbell Soup Company	3.95%		03/15/2025	3,645,555
1,785,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	1,765,314
4,917,000	Cardinal Health, Inc.	3.08%		06/15/2024	4,858,781
1,175,000	Carrier Global Corporation	5.80	% (a)	11/30/2025	1,191,154
1,756,000	Charles Schwab Corporation	6.46	% (e)	03/03/2027	1,737,965
1,010,000	Charter Communications Operating LLC	6.15%		11/10/2026	1,032,838
2,055,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.53%)	3.29%		03/17/2026	2,001,646
3,975,000	Citigroup, Inc. (Secured Overnight Financing Rate 3 Month + 1.16%)	3.35%		04/24/2025	3,945,458
1,750,000	Constellation Brands, Inc.	3.60%		05/09/2024	1,737,368
1,755,000	Crown Castle, Inc.	4.80%		09/01/2028	1,733,471
1,730,000	CVS Health Corporation	5.00%		02/20/2026	1,738,592
1,762,000	Dell International LLC	4.00%		07/15/2024	1,747,033
1,900,000	Dollar General Corporation	4.15%		11/01/2025	1,869,762
3,148,000	Dollar Tree, Inc.	4.00%		05/15/2025	3,093,118
1,805,000	DTE Energy Company	4.88%		06/01/2028	1,822,171
5,275,000	Elevance Health, Inc.	3.50%		08/15/2024	5,206,339
2,095,000	Eli Lilly & Company	5.00%		02/27/2026	2,096,003
3,505,000	Energy Transfer LP	6.05%		12/01/2026	3,605,629
3,780,000	Entergy Corporation	0.90%		09/15/2025	3,516,736
3,840,000	Equinix, Inc.	1.25%		07/15/2025	3,613,869
3,434,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	3,469,440
3,600,000	Ford Motor Company	4.35%		12/08/2026	3,510,087
1,740,000	General Mills, Inc.	4.00%		04/17/2025	1,717,161
1,375,000	General Mills, Inc.	5.24%		11/18/2025	1,373,044
3,590,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	3,593,543
1,835,000	Gilead Sciences, Inc.	3.65%		03/01/2026	1,798,250
3,580,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	3,501,402
3,427,000	HCA, Inc.	5.00%		03/15/2024	3,421,087
2,575,000	Hewlett Packard Enterprise Company	5.90%		10/01/2024	2,582,207
2,860,000	Hyatt Hotels Corporation	5.75%		01/30/2027	2,924,123
3,665,000	Hyundai Capital America	1.00	% (a)	09/17/2024	3,549,166
1,700,000	Intuit, Inc.	5.25%		09/15/2026	1,733,786
3,410,000	John Deere Capital Corporation	4.75%		01/20/2028	3,468,369
3,640,000	JPMorgan Chase & Company	3.90%		07/15/2025	3,585,515
1,260,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.42%)	0.56%		02/16/2025	1,251,667
5,635,000	JPMorgan Chase & Company (Secured Overnight Financing Rate 3 Month + 1.42%)	3.22%		03/01/2025	5,612,513
3,600,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	3,564,637
1,730,000	Kinder Morgan, Inc.	4.30%		06/01/2025	1,709,772

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,035,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	1,027,452
3,520,000	Marriott International, Inc.	3.60%		04/15/2024	3,502,902
3,430,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	3,416,338
985,000	McDonald’s Corporation	3.38%		05/26/2025	965,264
1,885,000	McDonald’s Corporation	1.45%		09/01/2025	1,784,814
1,730,000	McKesson Corporation	5.25%		02/15/2026	1,730,067
1,170,000	Meta Platforms, Inc.	4.60%		05/15/2028	1,187,716
3,491,000	Microchip Technology, Inc.	0.97%		02/15/2024	3,470,358
1,595,000	Morgan Stanley	3.88%		01/27/2026	1,562,939
3,575,000	Morgan Stanley (Secured Overnight Financing Rate + 0.53%)	0.79%		05/30/2025	3,495,912
1,755,000	New York Life Global Funding	3.60	% (a)	08/05/2025	1,726,745
1,050,000	NextEra Energy Capital Holdings, Inc.	4.20%		06/20/2024	1,043,417
685,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	678,760
1,690,000	NiSource, Inc.	5.25%		03/30/2028	1,724,033
2,875,000	Northrop Grumman Corporation	2.93%		01/15/2025	2,810,666
710,000	Northrop Grumman Corporation	3.25%		01/15/2028	678,918
3,560,000	NVIDIA Corporation	0.58%		06/14/2024	3,484,496
2,610,000	Omnicom Group, Inc.	3.65%		11/01/2024	2,569,816
3,430,000	Oracle Corporation	5.80%		11/10/2025	3,484,654
1,605,000	O’Reilly Automotive, Inc.	5.75%		11/20/2026	1,644,070
2,800,000	Pacific Gas and Electric Company	4.95%		06/08/2025	2,783,774
710,000	Pacific Gas and Electric Company	2.10%		08/01/2027	640,396
3,505,000	Parker-Hannifin Corporation	3.65%		06/15/2024	3,472,479
3,565,000	Penske Truck Leasing Company LP	4.40	% (a)	07/01/2027	3,478,730
1,010,000	PepsiCo, Inc.	5.79	% (e)	11/12/2024	1,011,692
710,000	Pfizer Investment Enterprises Pte Ltd.	4.65%		05/19/2025	708,138
3,430,000	Philip Morris International, Inc.	4.88%		02/13/2026	3,443,027
1,515,000	Phillips 66	3.85%		04/09/2025	1,491,848
275,000	Phillips 66	1.30%		02/15/2026	255,639
2,235,000	PNC Financial Services Group, Inc. (Secured Overnight Financing Rate + 1.32%)	5.81%		06/12/2026	2,249,781
2,510,000	Public Service Enterprise Group, Inc.	5.85%		11/15/2027	2,614,574
3,632,000	Republic Services, Inc.	2.50%		08/15/2024	3,564,524
1,800,000	Royalty Pharma PLC	1.75%		09/02/2027	1,614,953
3,420,000	Ryder System, Inc.	5.25%		06/01/2028	3,467,578
1,810,000	Sabine Pass Liquefaction LLC	5.63%		03/01/2025	1,814,657
2,869,000	Simon Property Group LP	2.00%		09/13/2024	2,805,205
1,235,000	Southern California Edison Company	6.26	% (e)	04/01/2024	1,235,388
1,175,000	Southern California Edison Company	4.90%		06/01/2026	1,180,732
1,685,000	Southern Company	5.15%		10/06/2025	1,689,466
2,370,000	Stryker Corporation	4.85%		12/08/2028	2,398,176
205,000	Synchrony Financial	4.38%		03/19/2024	204,298
3,295,000	Synchrony Financial	4.25%		08/15/2024	3,260,202
3,340,000	Thermo Fisher Scientific, Inc.	4.95%		08/10/2026	3,386,433
1,405,000	T-Mobile USA, Inc.	4.75%		02/01/2028	1,400,835
2,190,000	T-Mobile USA, Inc.	4.80%		07/15/2028	2,209,651

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,753,000	Truist Financial Corporation (Secured Overnight Financing Rate + 0.40%)	5.81%		06/09/2025	1,727,275
3,410,000	Union Pacific Corporation	4.75%		02/21/2026	3,432,443
315,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	309,374
1,885,000	UnitedHealth Group, Inc.	3.70%		05/15/2027	1,846,855
1,830,000	Veralto Corporation	5.50	% (a)	09/18/2026	1,854,179
1,852,000	Viatris, Inc.	1.65%		06/22/2025	1,754,485
1,725,000	WEC Energy Group, Inc.	4.75%		01/09/2026	1,718,977
6,345,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.09%)	2.41%		10/30/2025	6,173,793
3,465,000	Welltower, Inc.	3.63%		03/15/2024	3,448,839
1,945,000	Workday, Inc.	3.50%		04/01/2027	1,882,818
3,610,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	3,482,206

Total US Corporate Bonds (Cost $266,331,697)					264,572,313

US Government and Agency Mortgage Backed Obligations - 2.3%
456,651	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08626	3.00%		02/01/2045	418,212
452,134	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08631	3.00%		03/01/2045	414,076
246,924	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SM (-1 x Secured Overnight Financing Rate 30 Day Average + 6.17%, 6.28% Cap)	0.83	% (g)(h)	02/15/2038	24,804
590,624	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	549,603
8,125,824	Federal Home Loan Mortgage Corporation REMICS, Series 4954-LB	2.50%		02/25/2050	7,069,089
864,354	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	7.34	% (a)	01/25/2051	840,219
603,789	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	552,258
159,428	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	151,270
743,990	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	671,873
10,036,620	Federal National Mortgage Association Pass-Thru, Pool MA4176	2.00%		11/01/2040	8,645,698
88,262	Federal National Mortgage Association REMICS, Series 2012-32-DA	2.00%		11/25/2026	87,496
1,390,692	Federal National Mortgage Association REMICS, Series 2016-72-PA	3.00%		07/25/2046	1,255,836
6,452,540	Federal National Mortgage Association REMICS, Series 2019-25-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (g)(h)	06/25/2049	680,686
5,201,863	Federal National Mortgage Association REMICS, Series 2020-39-MH	3.00%		06/25/2040	4,684,098
4,198,428	Federal National Mortgage Association REMICS, Series 2021-21-HG	2.00%		11/25/2047	3,711,611
7,819,579	Federal National Mortgage Association REMICS, Series 2021-29-CG	1.25%		05/25/2041	6,778,378
800,037	Federal National Mortgage Association, Pool AL2987 (FTSE USD LIBOR Consumer Cash Fallback 12 Month + 1.62%, 1.62% Floor, 7.31% Cap)	5.87	% (l)	11/01/2042	818,475
2,563,217	Federal National Mortgage Association, Pool AP7870 (FTSE USD LIBOR Consumer Cash Fallback 12 Month + 1.70%, 1.70% Floor, 7.55% Cap)	5.95	% (l)	07/01/2042	2,633,685
662,544	Federal National Mortgage Association, Pool BM3520 (FTSE USD LIBOR Consumer Cash Fallback 12 Month + 1.56%, 1.56% Floor, 7.00% Cap)	5.43	% (l)	05/01/2045	674,077

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,523,988	Federal National Mortgage Association, Pool BM4513 (FTSE USD LIBOR Consumer Cash Fallback 12 Month + 1.70%, 1.70% Floor, 7.84% Cap)	6.05	% (l)	05/01/2044	2,592,958
4,739,354	Federal National Mortgage Association, Pool MA5086	5.00%		07/01/2043	4,762,815
4,533,815	Federal National Mortgage Association, Pool MA5112	5.00%		08/01/2043	4,556,259
5,076,776	Federal National Mortgage Association, Series 2019-43-FD (Secured Overnight Financing Rate 30 Day Average + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		08/25/2049	4,943,220
21,818,818	Federal National Mortgage Association, Series 2020-M49-1A1	1.26	% (b)	11/25/2030	19,669,385
8,231,404	Federal National Mortgage Association, Series 2022-M1S-A1	2.08	% (b)	11/25/2031	7,469,552
2,964,320	Federal National Mortgage Association, Series 2023-M4-A1	3.77	% (b)	06/25/2032	2,899,733
2,433,468	FREMF Mortgage Trust, Series 2016-KF18-B (Secured Overnight Financing Rate 30 Day Average + 5.61%, 5.50% Floor)	10.95	% (a)	05/25/2026	2,341,714
124,762,277	FREMF Mortgage Trust, Series 2017-K67-X2B	0.10	% (a)(g)	09/25/2049	387,424
1,401,628	FREMF Mortgage Trust, Series 2017-KF27-B (Secured Overnight Financing Rate 30 Day Average + 4.46%, 4.35% Floor)	9.80	% (a)	12/25/2026	1,384,155
2,481,119	FREMF Mortgage Trust, Series 2017-KF30-B (Secured Overnight Financing Rate 30 Day Average + 3.36%, 3.25% Floor)	8.70	% (a)	03/25/2027	2,425,697
845,940	FREMF Mortgage Trust, Series 2018-KF44-B (Secured Overnight Financing Rate 30 Day Average + 2.26%, 2.15% Floor)	7.60	% (a)	02/25/2025	829,491
878,676	FREMF Mortgage Trust, Series 2019-KF69-B (Secured Overnight Financing Rate 30 Day Average + 2.41%, 2.30% Floor)	7.75	% (a)	08/25/2029	806,071
2,978,696	Government National Mortgage Association, Series 2022-183-B	5.00%		04/20/2047	2,999,600

Total US Government and Agency Mortgage Backed Obligations (Cost $107,832,153)					98,729,518

US Government and Agency Obligations - 20.6%
94,900,000	United States Treasury Notes	4.25%		05/31/2025	94,566,368
50,800,000	United States Treasury Notes	4.63%		06/30/2025	50,927,992
111,100,000	United States Treasury Notes	5.00%		08/31/2025	112,139,393
130,100,000	United States Treasury Notes	5.00%		09/30/2025	131,439,116
111,700,000	United States Treasury Notes	5.00%		10/31/2025	112,987,168
121,500,000	United States Treasury Notes	4.88%		11/30/2025	122,767,207
65,400,000	United States Treasury Notes	4.63%		09/15/2026	66,318,410
65,700,000	United States Treasury Notes	4.63%		10/15/2026	66,682,934
37,100,000	United States Treasury Notes	4.63%		11/15/2026	37,691,281
75,100,000	United States Treasury Notes	4.38%		12/15/2026	75,845,133

Total US Government and Agency Obligations (Cost $863,916,484)					871,365,002

Common Stocks - 0.0% (k)
9,129	Flame Aggregator - Class R (f)(i)				64,177
907	Flame Aggregator - Class U (f)(i)				6,376

Total Common Stocks (Cost $20,580)					70,553

Short Term Investments - 8.5%
51,890,414	First American Government Obligations Fund - Class U	5.30	% (j)		51,890,414
51,890,414	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (j)		51,890,414
51,890,414	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (j)		51,890,414
50,000,000	United States Treasury Bills	0.00%		01/11/2024	49,934,727

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
100,000,000	United States Treasury Bills	0.00%	03/28/2024	98,759,749
58,000,000	United States Treasury Bills	0.00%	05/16/2024	56,889,009

Total Short Term Investments (Cost $361,228,946)				361,254,727

Total Investments - 90.7% (Cost $4,129,817,444)				3,844,003,121
Other Assets in Excess of Liabilities - 9.3%				395,732,377

NET ASSETS - 100.0%				$4,239,735,498

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(d)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)	Value determined using significant unobservable inputs.

(g)	Interest only security

(h)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Non-income producing security

(j)	Seven-day yield as of period end

(k)	Represents less than 0.05% of net assets

(l)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	20.6%
Collateralized Loan Obligations	15.3%
Non-Agency Residential Collateralized Mortgage Obligations	10.6%
Non-Agency Commercial Mortgage Backed Obligations	10.1%
Short Term Investments	8.5%
Asset Backed Obligations	6.7%
US Corporate Bonds	6.2%
Foreign Corporate Bonds	4.9%
Bank Loans	4.7%
US Government and Agency Mortgage Backed Obligations	2.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Common Stocks	0.0%	(k)
Other Assets and Liabilities	9.3%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	20.6%
Collateralized Loan Obligations	15.3%
Non-Agency Residential Collateralized Mortgage Obligations	10.6%
Non-Agency Commercial Mortgage Backed Obligations	10.1%
Short Term Investments	8.5%
Asset Backed Obligations	6.7%
Banking	3.2%
US Government and Agency Mortgage Backed Obligations	2.3%
Utilities	1.4%
Healthcare	1.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Technology	0.7%
Transportation	0.6%
Business Equipment and Services	0.6%
Hotels/Motels/Inns and Casinos	0.6%
Electronics/Electric	0.5%
Pharmaceuticals	0.5%
Energy	0.5%
Finance	0.4%
Retailers (other than Food/Drug)	0.4%
Aerospace & Defense	0.4%
Mining	0.4%
Automotive	0.4%
Chemicals/Plastics	0.4%
Food Service	0.4%
Media	0.4%
Containers and Glass Products	0.3%
Food Products	0.3%
Telecommunications	0.3%
Insurance	0.2%
Chemical Products	0.2%
Consumer Products	0.2%
Building and Development (including Steel/Metals)	0.2%
Leisure	0.2%
Beverage and Tobacco	0.2%
Diversified Manufacturing	0.2%
Construction	0.2%
Real Estate	0.1%
Financial Intermediaries	0.1%
Commercial Services	0.1%
Environmental Control	0.1%
Conglomerates	0.0%	(k)
Industrial Equipment	0.0%	(k)
Other Assets and Liabilities	9.3%

	100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/16/2024	$75,000,000	$15,931,515	$—	$15,931,515
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	01/23/2024	70,000,000	15,010,364	—	15,010,364
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/31/2024	65,000,000	14,861,446	—	14,861,446
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/20/2024	85,000,000	14,621,466	—	14,621,466
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/13/2024	100,000,000	13,537,648	—	13,537,648
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	05/01/2024	80,000,000	13,508,044	—	13,508,044
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/10/2024	70,000,000	13,488,948	—	13,488,948
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/26/2024	75,000,000	13,135,625	—	13,135,625
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	05/09/2024	70,000,000	11,822,490	—	11,822,490
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	03/19/2024	90,000,000	11,256,537	—	11,256,537
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/21/2024	69,000,000	10,616,635	—	10,616,635
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/04/2024	50,000,000	10,516,284	—	10,516,284
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	03/12/2024	80,000,000	10,515,828	—	10,515,828
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/06/2024	50,000,000	10,341,070	—	10,341,070

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	06/05/2024	$65,000,000	$9,875,842	$—	$9,875,842
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/17/2024	85,000,000	9,434,533	—	9,434,533
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	04/23/2024	75,000,000	9,380,947	—	9,380,947
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	04/16/2024	64,000,000	9,044,768	—	9,044,768
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	05/28/2024	62,000,000	8,837,362	—	8,837,362
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/05/2024	80,000,000	8,769,326	—	8,769,326
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/27/2024	86,000,000	8,572,167	—	8,572,167
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/09/2024	75,000,000	8,337,788	—	8,337,788
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	06/18/2024	80,000,000	8,227,134	—	8,227,134
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/14/2024	55,000,000	8,149,504	—	8,149,504
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	11/07/2024	60,000,000	7,521,759	—	7,521,759
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/19/2024	75,000,000	7,480,944	—	7,480,944
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	10/22/2024	72,000,000	7,202,284	—	7,202,284
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/30/2024	65,000,000	7,159,326	—	7,159,326

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	02/29/2024	$55,000,000	$6,196,095	$—	$6,196,095
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/11/2024	88,000,000	6,144,521	—	6,144,521
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	07/16/2024	96,000,000	5,774,131	—	5,774,131
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	12/10/2024	100,000,000	5,759,297	—	5,759,297
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/12/2024	100,000,000	5,597,406	—	5,597,406
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	10/02/2024	80,000,000	5,532,798	—	5,532,798
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	09/19/2024	88,000,000	5,151,819	—	5,151,819
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	11/26/2024	65,000,000	4,499,472	—	4,499,472
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	12/18/2024	83,000,000	4,373,181	—	4,373,181
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/22/2024	65,000,000	4,207,990	—	4,207,990
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	09/03/2024	55,000,000	3,934,841	—	3,934,841
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/14/2024	95,000,000	3,829,792	—	3,829,792
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/26/2024	77,000,000	3,450,576	—	3,450,576
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	08/08/2024	95,000,000	3,313,228	—	3,313,228

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	07/24/2024	$80,000,000	$3,107,761	$—	$3,107,761
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	07/30/2024	80,000,000	2,788,554	—	2,788,554
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	08/28/2024	50,000,000	2,786,798	—	2,786,798
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Merrill Lynch	Long	0.38%	Termination	08/13/2024	85,000,000	2,343,501	—	2,343,501
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/26/2024	48,000,000	2,147,409	—	2,147,409
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	01/07/2025	54,000,000	2,031,211	—	2,031,211
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/08/2025	100,000,000	1,157,270	—	1,157,270
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank of Commerce	Long	0.40%	Termination	01/09/2025	97,000,000	103,062	—	103,062
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	01/14/2025	50,000,000	(252,650)	—	(252,650)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas	Long	0.39%	Termination	01/29/2025	64,000,000	(323,602)	—	(323,602)

							$380,812,045	$—	$380,812,045

(1)

Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of December 31, 2023, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$385,668,763	$1,179,050,516	$995,549	$101,279,049	$12,888,281	$155,671,242
Affiliated Mutual Funds	—	450,698,184	—	—	—	—
Warrants	—	7,919	—	—	—	—
Total Level 1	385,668,763	1,629,756,619	995,549	101,279,049	12,888,281	155,671,242
Level 2
US Government and Agency Mortgage Backed Obligations	15,915,342,077	1,463,020,669	—	168,518,137	—	98,729,518
Non-Agency Residential Collateralized Mortgage Obligations	8,145,756,691	779,206,918	—	736,763,147	—	437,160,115
Non-Agency Commercial Mortgage Backed Obligations	2,240,264,590	363,165,349	—	759,303,806	—	421,772,772
US Government and Agency Obligations	1,968,200,082	1,554,827,501	—	1,262,036,593	—	871,365,002
Asset Backed Obligations	1,352,938,110	247,636,720	—	382,134,595	—	284,417,546
Collateralized Loan Obligations	1,020,039,072	260,583,256	—	889,265,171	2,002,441	647,956,913
US Corporate Bonds	—	1,047,935,433	—	388,203,198	4,841,988	264,572,313
Foreign Corporate Bonds	—	390,467,457	342,786,967	461,381,293	—	208,113,759
Bank Loans	—	220,824,544	—	191,072,088	154,456,072	198,665,208
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	72,774,006	84,076,962	111,108,599	—	33,066,453
Municipal Bonds	—	5,604,279	—	—	—	—
Escrow Notes	—	6,365	—	—	—	—
Short Term Investments	—	—	—	82,390,981	—	205,583,485
Total Level 2	30,642,540,622	6,406,052,497	426,863,929	5,432,177,608	161,300,501	3,671,403,084
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	249,219,181	703,045	—	385,461	—	9,993,174
Asset Backed Obligations	25,453,209	796,549	—	25,170,000	—	—
Collateralized Loan Obligations	494,317	2,392,583	—	—	—	—
Common Stocks	—	798,577	—	—	219,943	70,553
Bank Loans	—	485,048	—	—	388,418	—
Foreign Corporate Bonds	—	298,849	530,111	258,464	—	112,981
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	6,752,087
Total Level 3	275,166,707	5,474,651	530,111	25,813,925	608,361	16,928,795
Total	$31,303,376,092	$8,041,283,767	$428,389,589	$5,559,270,582	$174,797,143	$3,844,003,121

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures Contracts	$153,451,427	$20,351,282	$—	$—	$—	$—
Total Level 1	153,451,427	20,351,282	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	380,812,045
Unfunded Loan Commitments	—	390	—	—	284	—
Total Level 2	—	390	—	—	284	380,812,045
Level 3	—	—	—	—	—	—
Total	$153,451,427	$20,351,672	$—	$—	$284	$380,812,045

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$38,090,868	$329	$985,533	$3,541,362	$2,930,838	$12,217,879
Warrants	892	—	—	—	—	—
Total Level 1	38,091,760	329	985,533	3,541,362	2,930,838	12,217,879
Level 2
Collateralized Loan Obligations	164,948,467	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	150,421,676	—	—	—	—	—
Short Term Investments	137,575,582	—	—	144,694,914	1,687,374	—
Non-Agency Commercial Mortgage Backed Obligations	80,655,402	—	—	—	—	—
Bank Loans	79,224,330	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	75,840,061	—	45,942,139	—	—	—
Foreign Corporate Bonds	44,378,175	133,787,008	—	—	—	36,266,330
Asset Backed Obligations	36,252,779	—	—	—	—	133,933,085
US Corporate Bonds	34,302,178	—	—	—	—	164,552,070
US Government and Agency Obligations	9,802,344	—	10,963,629	—	55,206,433	2,804,101
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,607,664	28,608,701	—	—	85,843,380	6,609,446
Escrow Notes	1,502	—	—	—	—	—
Total Level 2	823,010,160	162,395,709	56,905,768	144,694,914	142,737,187	344,165,032
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,886,565	—	—	—	—	—
Collateralized Loan Obligations	4,550,525	—	—	—	—	—
Asset Backed Obligations	4,098,145	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	2,113,379	—	—	—	—	—

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Common Stocks	$188,616	$—	$—	$—	$—	$—
Bank Loans	106,058	—	—	—	—	—
Foreign Corporate Bonds	77,112	76,017	—	—	—	1,998,179
Total Level 3	18,020,400	76,017	—	—	—	1,998,179
Total	$879,122,320	$162,472,055	$57,891,301	$148,236,276	$145,668,025	$358,381,090
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$963,102	$—	$—	$—
Total Level 1	—	—	963,102	—	—	—
Level 2
Excess Return Swaps	—	—	—	(4,552,381)	—	—
Unfunded Loan Commitments	100	—	—	—	—	—
Total Level 2	100	—	—	(4,552,381)	—	—
Level 3	—	—	—	—	—	—
Total	$100	$—	$963,102	$(4,552,381)	$—	$—

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$2,344,868	$—	$—	$9,887,338
Short Term Investments	1,418,436	257,083	9,018,671	343,149
Total Level 1	3,763,304	257,083	9,018,671	10,230,487
Level 2
US Government and Agency Obligations	11,864,823	—	1,762,344	851,517
Collateralized Loan Obligations	8,718,300	—	10,864,798	—
Non-Agency Residential Collateralized Mortgage Obligations	6,116,518	—	12,008,555	—
Non-Agency Commercial Mortgage Backed Obligations	5,534,474	—	7,450,659	—
US Corporate Bonds	3,182,611	—	—	—
Foreign Corporate Bonds	2,508,511	2,793,463	—	—
Asset Backed Obligations	1,528,261	—	1,754,990	—
US Government and Agency Mortgage Backed Obligations	1,456,824	—	3,375,621	—
Short Term Investments	745,442	—	—	1,393,799
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	352,157	9,805,861	—	—
Total Level 2	42,007,921	12,599,324	37,216,967	2,245,316

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Asset Backed Obligations	$—	$—	$1,369,835	$—
Total Level 3	—	—	1,369,835	—
Total	$45,771,225	$12,856,407	$47,605,473	$12,475,803
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	1,789,804	—	—	(518,728)
Forward Currency Exchange Contracts	1,061,551	—	—	—
Total Level 2	2,851,355	—	—	(518,728)
Level 3	—	—	—	—
Total	$2,851,355	$—	$—	$(518,728)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$19,905	$(62,566)	$50,361	$—	$(240,820)	$—	$—	$6,886,565	$(61,405)
Collateralized Loan Obligations	1,520,905	—	142,401	541	17,577	—	2,869,101	—	4,550,525	155,719
Asset Backed Obligations	8,405,530	(883,975)	(3,303,157)	—	503,992	(624,245)	—	—	4,098,145	(3,546,951)
Non-Agency Commercial Mortgage Backed Obligations	983,389	2,068	66,025	5,618	—	(90,852)	1,147,131	—	2,113,379	46,204
Common Stocks	290,300	(32,896)	79,678	—	36,045	(184,511)	—	—	188,616	(15,115)
Bank Loans	107,055	291	(3,898)	3,606	—	(996)	—	—	106,058	(3,585)
Foreign Corporate Bonds	—	—	—	—	77,112	—	—	—	77,112	—
Rights	6,138	6,966	(6,138)	—	—	(6,966)	—	—	—	—

Total	$18,433,002	$(887,641)	$(3,087,655)	$60,126	$634,726	$(1,148,390)	$4,093,344	$—	$18,020,400	$(3,425,133)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,167,955)	$1,822,437	$(251)	$156,580	$(2,520,139)	$—	$—	$1,369,835	$(497,680)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,886,565	Market Comparables	Market Quotes	$91.74 ($91.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,550,525	Market Comparables	Market Quotes	$22.92 - $90.18 ($84.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,098,145	Market Comparables	Market Quotes	$9.32 - $86.29 ($58.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,113,379	Market Comparables	Market Quotes	$10.52 - $80.07 ($55.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$188,616	Market Comparables	Market Quotes	$0.65 - $28.75 ($18.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,058	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$77,112	Market Comparables	Market Quotes	$0.00 - $91.64 ($74.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$1,369,835	Market Comparables	Market Quotes	$13.75 - $4,800.90 ($1,636.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.